Note 5 - Details of Selected Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2014	2013
Accounts receivable, net:
Trade	$124,198	$128,781
Unbilled revenue	38,487	47,004
Other	1,611	5,716
Total accounts receivable	164,296	181,501
Allowance for doubtful accounts	(4,043)	(3,656)
Total accounts receivable, net	$160,253	$177,845

Schedule of Inventory, Current [Table Text Block]
	2014	2013
Inventories:
Finished goods and purchased products	$2,814	$3,574
Work in process	4,790	14,328
Raw materials	5,624	11,913
Total inventories	$13,228	$29,815

Property, Plant and Equipment [Table Text Block]
	Estimated Useful Life (in years)	2014	2013
Property, plant and equipment, net:
Land		$55,365	$49,384
Accommodations assets	3-15	1,687,033	1,535,407
Buildings and leasehold improvements	3-20	40,256	45,538
Machinery and equipment	4-15	12,117	12,259
Office furniture and equipment	3-7	32,181	28,755
Vehicles	3-5	19,128	20,197
Construction in progress		70,603	129,587
Total property, plant and equipment		1,916,683	1,821,127
Accumulated depreciation		(668,253)	(495,260)
Total property, plant and equipment, net		$1,248,430	$1,325,867

Schedule of Accrued Liabilities [Table Text Block]
	2014	2013
Accrued liabilities:
Accrued compensation	$15,273	$21,988
Accrued taxes, other than income taxes	1,567	1,940
Accrued interest	60	1,560
Other	5,612	1,386
Total accrued liabilities	$22,512	$26,874